Operating Cost - Information About Average Number of Employees (Detail)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Number and average number of employees
Average number of employees	29,917	30,433	32,078
Total operating segments [member] | North America [member]
Number and average number of employees
Average number of employees	2,406	2,251	2,477
Total operating segments [member] | Europe and Turkey [member]
Number and average number of employees
Average number of employees	3,747	4,074	4,164
Total operating segments [member] | Africa [member]
Number and average number of employees
Average number of employees	4,625	4,898	5,381
Total operating segments [member] | Latin America and Caribbean [member]
Number and average number of employees
Average number of employees	2,536	2,573	3,013
Total operating segments [member] | Asia Pacific [member]
Number and average number of employees
Average number of employees	8,008	8,690	9,711
Total operating segments [member] | ISC [member]
Number and average number of employees
Average number of employees	4,227	4,244	4,188
Corporate and other [member]
Number and average number of employees
Average number of employees	4,368	3,703	3,144